Fair Value Measurements - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 352,624	$ 402,783
Cash and cash equivalents - Fair Value	352,624	402,783
Restricted cash - Book Value	189	186
Restricted cash - Fair Value	189	186
Other investments - Book Value	116,480	10,483
Other investments - Fair Value	116,480	10,483
Amounts due from related parties, short-term - Book Value	1,960	1,720
Amounts due from related parties, short-term - Fair Value	1,960	1,720
Amounts due from related parties, long-term - Book Value	7,142	7,142
Amounts due from related parties, long-term - Fair Value	7,142	7,142
Amounts due to related parties, short-term - Book Value	(36,221)	(23,484)
Amounts due to related parties, short-term - Fair Value	(36,221)	(23,484)
Senior unsecured bonds, net - Book Value	324,906	294,392
Senior unsecured bonds, net - Fair Value	(338,587)	(299,814)
Credit facilities and financial liabilities, including current portion, net - Book Value	(1,627,843)	(1,535,334)
Credit facilities and financial liabilities, including current portion, net - Fair Value	(1,649,725)	(1,557,238)
Fair value of derivatives, including current portion, Book Value	(565)	(2,261)
Fair value of derivatives, including current portion, Fair Value	$ (565)	$ (2,261)